Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
Cost:	Software	Licences	Total
Balance, December 31, 2023	$19,554	$24,664,298	$24,683,852
Impact of sale of RPK	(18,663)	(24,648,225)	(24,666,888)
Movement in exchange rates	(891)	(246)	(1,137)
Balance, December 31, 2024	-	15,827	15,827
Impact on loss of control of Canmart	-	(17,009)	(17,009)
Movement in exchange rates	-	1,182	1,182
Balance, June 30, 2025	$-	$-	$-

Accumulated amortization:	Software	Licences	Total
Balance, December 31, 2023	$16,992	$4,929,645	$4,946,637
Amortization	-	-	-
Impact of sale of RPK	(16,593)	(4,929,645)	(4,946,238)
Movement in exchange rates	(399)	-	(399)
Balance, December 31, 2024 and June 30, 2025	$-	$-	$-

Impairment:	Software	Licences	Total
Balance, December 31, 2023	$2,070	$15,935,463	$15,937,533
Impact of sale of RPK	(2,070)	(15,935,463)	(15,937,533)
Balance, December 31, 2024 and June 30, 2025	$-	$-	$-

Net book value	Software	Licences	Total
Balance, December 31, 2024	$-	$15,827	$15,827
Balance, June 30, 2025	$-	$-	$-

Cost:	Software	Licences	Total
Balance, December 31, 2022	$18,181	$24,663,489	$24,681,670
Movement in exchange rates	1,373	809	2,182
Balance, December 31, 2023	19,554	24,664,298	24,683,852
Impact of sale of RPK	(18,663)	(24,648,225)	(24,666,888)
Movement in exchange rates	(891)	(246)	(1,137)
Balance, December 31, 2024	$-	$15,827	$15,827

Accumulated amortization:	Software	Licences	Total
Balance, December 31, 2022	$8,254	$2,464,822	$2,473,076
Amortization	7,525	2,464,823	2,472,348
Movement in exchange rates	1,213	-	1,213
Balance, December 31, 2023	16,992	4,929,645	4,946,637
Amortization	-	-	-
Impact of sale of RPK	(16,593)	(4,929,645)	(4,946,238)
Movement in exchange rates	(399)	-	(399)
Balance, December 31, 2024	$-	$-	$-

Impairment:	Software	Licences	Total
Balance, December 31, 2022	$-	$-	$-
Impairment	2,070	15,935,463	15,937,533
Balance, December 31, 2023	2,070	15,935,463	15,937,533
Impact of sale of RPK	(2,070)	(15,935,463)	(15,937,533)
Balance, December 31, 2024	$-	$-	$-

Net book value	Software	Licences	Total
Balance, December 31, 2023	$492	$3,799,190	$3,799,682
Balance, December 31, 2024	$-	$15,827	$15,827